Business Acquisitions - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2021	May 31, 2020
Business Acquisition [Line Items]
Cash consideration		$ 346
Business acquisition, total consideration		1,153
Intangible assets		1,149
Goodwill	$ 73,254	80,366
Business Acquisition Two Thousand and Twenty [Member]
Business Acquisition [Line Items]
Goodwill		2,815
Business acquisitions, Actual revenue		829
Business acquisitions, Actual net income loss		$ 1,115
Other Acquisitions Three [Member]
Business Acquisition [Line Items]
Cash consideration	13,131
Business acquisition, total consideration	15,201
Cash and cash equivalents	430
Intangible assets	2,085
Goodwill	13,420
Business Acquisition Two Thousand And Twenty One [Member]
Business Acquisition [Line Items]
Business acquisitions, Actual revenue	4,752
Business acquisitions, Actual net income loss	$ 207